Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Parenthetical) (Detail) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue
Revenue	€ 246,601	€ 100,954
Denmark [member]
Revenue
Revenue	€ 4,500	€ 2,400